Construction in Progress (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Construction in progress [line items]
As at 1 January	¥ 1,710,124,000
As at 31 December	3,293,177,000	¥ 1,710,124,000
Construction in progress [member]
Construction in progress [line items]
As at 1 January	1,710,124,000	1,815,549,000
Additions	3,270,695,000	1,444,888,000
Transferred to property plant and equipment	(1,699,974,000)	(1,550,313,000)
Transferred from property plant and equipment	12,332,000	0
As at 31 December	3,293,177,000	1,710,124,000	¥ 1,815,549,000
Impairment loss in construction in progress	24,486,000	24,486,000	34,661,000
Impairment write-off due to the disposal of construction in progress	0	10,175,000	0
Capitalized borrowing costs	¥ 12,641,000	¥ 8,292,000	¥ 5,594,000
Weighted average rate of capitalized borrowing costs	2.85%	2.79%	3.35%